Debt, Convertible Notes, and Warrants - Additional Information (SVB and Hercules Loan) (Detail) - USD ($)				9 Months Ended		12 Months Ended
	Oct. 31, 2021	Jun. 05, 2020	Jun. 21, 2019	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Aug. 18, 2020
Class of warrants, exercise price per share									$ 11.50
Planet Labs Inc [Member]
Debt instrument, Face amount	$ 6,035,000			$ 6,035,000		$ 6,035,000
Debt Discount (Premium)				1,649,000	$ 1,383,000	1,939,000	$ 990,000
Planet Labs Inc [Member] | Credit Agreement With SVB and Hercules [Member]
Repayments of Debt	67,100
Planet Labs Inc [Member] | Svb and Hercules Loan [Member]
Debt instrument, Face amount	$ 66,950,000	$ 15,000,000	$ 50,000,000	$ 66,950,000		$ 66,950,000
Debt Instrument, Interest Rate, Stated Percentage	11.00%	11.00%	11.00%	11.00%		11.00%
Debt Instrument, Maturity Date		Jun. 21, 2022	Jun. 30, 2022	Jun. 21, 2022		Jun. 21, 2022
Repayments of Secured Debt		$ 2,600,000	$ 49,000,000.0
Payments of Loan Costs			300,000
Accured Loan Fee Payable			1,500,000
Debt Discount (Premium)		$ 1,600,000	4,200,000
Percentage of face value on secured loan		30.00%
Debt Instrument, Fee Amount		$ 600,000	$ 1,800,000
Planet Labs Inc [Member] | Svb and Hercules Loan [Member] | Credit Agreement With SVB and Hercules [Member]
Repayments of Debt	$ 67,100,000
Planet Labs Inc [Member] | Svb and Hercules Loan [Member] | Prime Type Interest Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.50%
Planet Labs Inc [Member] | Svb and Hercules Loan [Member] | Minimum Type Interest Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage			11.00%
Common Class A [Member]
Class of warrant or right, Number of securities called by warrants or rights								12,833,333
Class of warrants, exercise price per share										$ 11.50
Common Class A [Member] | Planet Labs Inc [Member] | Svb and Hercules Loan [Member]
Class of warrant or right, Number of securities called by warrants or rights		250,780	685,320
Class of warrants, exercise price per share			$ 0.00002
Class of Warrant or Right, Which Warrants or Rights Exercisable Expired Date		2030-06	2029-06